Related party transactions - Summary of other transactions with key management (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Key management personnel | Vertical Advanced Engineering Ltd
Related party transactions
Consideration paid	£ 300,000	£ 1,019,000